Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.064%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,680,220.52

Principal:
Principal Collections	$15,753,820.99
Prepayments in Full	$7,881,709.70
Liquidation Proceeds	$416,628.80
Recoveries	$39,002.86
Sub Total	$24,091,162.35
Collections	$25,771,382.87

Purchase Amounts:
Purchase Amounts Related to Principal	$154,030.54
Purchase Amounts Related to Interest	$1,031.99
Sub Total	$155,062.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,926,445.40

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,926,445.40
Servicing Fee	$532,483.87	$532,483.87	$0.00	$0.00	$25,393,961.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,393,961.53
Interest - Class A-2a Notes	$66,473.24	$66,473.24	$0.00	$0.00	$25,327,488.29
Interest - Class A-2b Notes	$29,951.19	$29,951.19	$0.00	$0.00	$25,297,537.10
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$24,945,037.10
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$24,791,743.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,791,743.10
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$24,738,863.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,738,863.35
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$24,699,238.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,699,238.02
Regular Principal Payment	$22,488,361.18	$22,488,361.18	$0.00	$0.00	$2,210,876.84
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,210,876.84
Residual Released to Depositor	$0.00	$2,210,876.84	$0.00	$0.00	$0.00
Total		$25,926,445.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,488,361.18
Total					$22,488,361.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,465,768.47	$60.23	$66,473.24	$0.24	$16,532,241.71	$60.47
Class A-2b Notes	$6,022,592.71	$60.23	$29,951.19	$0.30	$6,052,543.90	$60.53
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$22,488,361.18	$21.37	$694,723.51	$0.66	$23,183,084.69	$22.03

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$83,966,199.69	0.3071185	$67,500,431.22	0.2468926
Class A-2b Notes	$30,711,850.66	0.3071185	$24,689,257.95	0.2468926
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$573,008,050.35	0.5446172	$550,519,689.17	0.5232430

Pool Information
Weighted Average APR	3.278%	3.269%
Weighted Average Remaining Term	44.49	43.67
Number of Receivables Outstanding	33,888	33,216
Pool Balance	$638,980,640.33	$614,367,281.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$598,013,715.64	$575,156,154.08
Pool Factor	0.5683264	0.5464346

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$9,215,509.22
Yield Supplement Overcollateralization Amount	$39,211,127.39
Targeted Overcollateralization Amount	$63,847,592.30
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,847,592.30

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$407,168.83
(Recoveries)		28	$39,002.86
Net Loss for Current Collection Period			$368,165.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6914%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8077%
Second Prior Collection Period			0.4898%
Prior Collection Period			0.6230%
Current Collection Period			0.7050%
Four Month Average (Current and Prior Three Collection Periods)			0.6564%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,513	$4,386,099.32
(Cumulative Recoveries)			$273,557.07
Cumulative Net Loss for All Collection Periods			$4,112,542.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3658%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,898.94
Average Net Loss for Receivables that have experienced a Realized Loss			$2,718.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.53%	428	$9,381,522.03
61-90 Days Delinquent	0.14%	42	$885,110.92
91-120 Days Delinquent	0.05%	11	$286,099.85
Over 120 Days Delinquent	0.05%	15	$322,340.64
Total Delinquent Receivables	1.77%	496	$10,875,073.44

Repossession Inventory:
Repossessed in the Current Collection Period		25	$512,716.43
Total Repossessed Inventory		38	$790,359.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1795%
Prior Collection Period			0.2184%
Current Collection Period			0.2047%
Three Month Average			0.2009%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2431%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer